Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Related Party Transactions 1		$ 81,072
Related Party Transactions 2		479,434
Related Party Transactions 3		30,447
Related Party Transactions 4		127,452
Related Party Transactions 5		2,000,000
Related Party Transactions 6		$ 0.40
Related Party Transactions 7		1,002,500
Related Party Transactions 8		0
Related Party Transactions 9		4,000,000
Related Party Transactions 10		25.00%
Related Party Transactions 11		25.00%
Related Party Transactions 12		25.00%
Related Party Transactions 13		5,000,000
Related Party Transactions 14		25.00%
Related Party Transactions 1	0
Related Party Transactions 2	70,418
Related Party Transactions 3	28,851
Related Party Transactions 4	30,447
Related Party Transactions 5	2,000,000
Related Party Transactions 6	$ 0.40
Related Party Transactions 7	1,002,500
Related Party Transactions 8	4,000,000
Related Party Transactions 9	25.00%
Related Party Transactions 10	25.00%
Related Party Transactions 11	25.00%
Related Party Transactions 12	$ 5,000,000
Related Party Transactions 13	25.00%